SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable, net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounts receivables, net	$ 698,016	$ 692,351	$ 835,173	$ 835,173	$ 863,749
Joint interest accounts receivables written off	$ 0	$ 31,851
Unbilled electricity charges payment period		4 months
Less: Electrical cost recovery		$ 0		$ 179,336